Goodwill and Intangible Assets- Changes in the carrying value of goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period	$ 10,266	$ 52,862	$ 51,478
Foreign exchange impact	4,077	(5,870)	1,384
Impairment provided in 2016		(36,726)
New acquisitions (Note 5)	67,053
Balance at the end of the period	81,396	$ 10,266	$ 52,862
Number of acquisitions | item		0	0
Portal advertising
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period		$ 41,745	$ 39,826
Foreign exchange impact		(5,019)	1,919
Impairment provided in 2016		(36,726)
Balance at the end of the period			41,745
Weibo
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period	10,266	11,117	11,652
Foreign exchange impact	836	(851)	(535)
Impairment provided in 2016	0
New acquisitions (Note 5)	2,318
Balance at the end of the period	13,420	$ 10,266	$ 11,117
Others
Changes in the carrying value of goodwill by segment
Foreign exchange impact	3,241
New acquisitions (Note 5)	64,735
Balance at the end of the period	$ 67,976